Portfolio of Investments September 30, 2025
JMM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 134.8% (97.3% of Total Investments)
ASSET-BACKED SECURITIES - 26.4% (19.1% of Total Investments) –
$ 50,790 (a) 321 Henderson Receivables VI LLC, Series 2010 1A 9 .310% 07/15/61 $ 51,432
500,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 3.214%)
7 .350 12/18/37 476,931
500,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6 .967 07/15/53 509,967
500,000 (a),(b) AGL CLO 19 Ltd, Series 2022 19A, (TSFR3M + 1.650%) 5 .970 07/21/38 501,730
1,560,995 (a) American Homes 4 Rent 2015-SFR2 Trust, Series 2015 SFR2,
(I/O)
0 .000 10/17/52 16
8,007 Bayview Financial Mortgage Pass-Through Trust 2006-C, Series
2006 C
6 .352 11/28/36 6,848
378,667 (a) Capital Automotive REIT, Series 2024 1 4 .900 05/15/54 378,268
500,000 (a) CARS-DB4 LP, Series 2020 1A 4 .520 02/15/50 486,671
500,000 Carvana Auto Receivables Trust 2022-P3, Series 2022 P3 5 .540 11/10/28 509,179
899,452 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .600 07/15/60 617,603
400,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 1.862%) 6 .187 10/20/34 400,874
35,256 (a) Commonbond Student Loan Trust 2017-B-GS, Series 2017 BGS 4 .440 09/25/42 30,082
288,750 (a) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 272,135
1,110,000 (a) DB Master Finance LLC, Series 2017 1A 4 .030 11/20/47 1,097,301
145,700 (a) Domino's Pizza Master Issuer LLC, Series 2017 1A 4 .118 07/25/47 144,732
675,000 (a),(c) Driven Brands Funding LLC, Series 2025 1A 5 .296 10/20/55 673,394
400,000 (a),(b) Dryden 49 Senior Loan Fund, Series 2017 49A, (TSFR3M +
1.862%)
6 .191 07/18/30 400,579
500,000 (a) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 507,794
476,250 (a) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 459,252
306,192 (a) J.G. Wentworth XXXVII LLC, Series 2016 1A 5 .190 06/17/69 284,451
513,398 (a) JGWPT XXV LLC, Series 2012 1A 7 .140 02/15/67 526,779
220,182 (a) JGWPT XXVI LLC, Series 2012 2A 6 .770 10/17/61 222,121
82,447 Mid-State Capital Corp 2005-1 Trust, Series 2005 1 5 .745 01/15/40 82,376
34,803 Mid-State Trust XI, Series 2003 11 5 .598 07/15/38 34,885
400,000 (a),(b) Neuberger Berman CLO Ltd, Series 2024 56A, (TSFR3M +
1.750%)
6 .772 07/24/37 401,610
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 1.550%)
5 .868 04/25/36 500,470
400,000 (a),(b) OHA Credit Funding 19 Ltd, Series 2024 19A, (TSFR3M +
1.700%)
5 .969 07/20/37 401,468
231,600 (a) Planet Fitness Master Issuer LLC, Series 2022 1A 3 .251 12/05/51 227,583
478,750 (a) SERVPRO Master Issuer LLC, Series 2021 1A 2 .394 04/25/51 451,074
189,833 (a) Sonic Capital LLC, Series 2020 1A 3 .845 01/20/50 187,086
164,308 (a) Start II LTD, Series 2019 1 5 .095 03/15/44 163,382
992,500 (a) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 1,006,202
500,000 (a) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 501,044
648,450 (a) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 599,318
294,750 (a) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 284,643
500,000 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 1.900%)
5 .872 07/15/39 500,250
250,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4 .288 02/15/52 245,883
554,927 (a) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 515,356
441,185 (a) Wendy's Funding LLC, Series 2019 1A 3 .783 06/15/49 438,547
382,736 (a) Wendy's Funding LLC, Series 2018 1A 3 .884 03/15/48 377,104
985,000 (a) Wingstop Funding LLC, Series 2020 1A 2 .841 12/05/50 950,920
172,800 (a) Zaxbys Funding LLC, Series 2021 1A 3 .238 07/30/51 162,981
TOTAL ASSET-BACKED SECURITIES
(Cost $17,063,816) 16,590,321
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
25154345 CORPORATE BONDS - 40.1% (28.9% of Total Investments) (d) 25154345
AUTOMOBILES & COMPONENTS - 1.5%
200,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 206,602
200,000 (e) Ford Motor Credit Co LLC 6 .950 03/06/26 201,592
150,000 (e) Goodyear Tire & Rubber Co/The 5 .250 04/30/31 141,750
135,000 (a),(e) Phinia Inc 6 .625 10/15/32 139,135

Portfolio of Investments September 30, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS (continued)
$ 185,000 (e) ZF North America Capital Inc 6 .750% 04/23/30 $ 180,538
50,000 (a) ZF North America Capital Inc 7 .500 03/24/31 49,660
TOTAL AUTOMOBILES & COMPONENTS 919,277
BANKS - 6.9%
200,000 (f),(g) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 223,155
400,000 (e),(h) Banco Santander SA 2 .749 12/03/30 362,987
200,000 (f),(g) Banco Santander SA 9 .625 N/A 241,205
625,000 (e),(h) Bank of America Corp 5 .744 02/12/36 649,355
300,000 (f),(h) Bank of America Corp 6 .625 N/A 312,147
200,000 (a),(f),(g) BNP Paribas SA 9 .250 N/A 214,868
250,000 (f),(h) Citigroup Inc 7 .625 N/A 262,464
240,000 (h) JPMorgan Chase & Co 5 .576 07/23/36 248,804
300,000 (f),(h) JPMorgan Chase & Co 6 .875 N/A 315,977
200,000 (f),(g) Lloyds Banking Group PLC 8 .000 N/A 216,092
295,000 (f),(h) M&T Bank Corp 3 .500 N/A 284,250
250,000 (f),(g) NatWest Group PLC 8 .125 N/A 281,439
300,000 (f),(h) Truist Financial Corp 6 .669 N/A 301,363
400,000 (f),(h) Wells Fargo & Co 7 .625 N/A 428,168
TOTAL BANKS 4,342,274
CAPITAL GOODS - 4.6%
150,000 (a) AECOM 6 .000 08/01/33 153,358
200,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 206,860
600,000 (e) Boeing Co/The 3 .250 02/01/28 586,031
550,000 (e) Boeing Co/The 3 .625 02/01/31 526,788
75,000 (a) Efesto Bidco SpA Efesto US LLC 7 .500 02/15/32 76,320
30,000 (a) Gates Corp/DE 6 .875 07/01/29 31,129
65,000 (a) Herc Holdings Inc 6 .625 06/15/29 66,788
85,000 (a) Herc Holdings Inc 7 .000 06/15/30 88,292
200,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 207,169
400,000 (e) Regal Rexnord Corp 6 .400 04/15/33 429,418
80,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 81,071
200,000 (a) TransDigm Inc 6 .375 05/31/33 202,249
100,000 (a) WESCO Distribution Inc 6 .375 03/15/29 102,958
135,000 (a),(e) Windsor Holdings III LLC 8 .500 06/15/30 142,710
TOTAL CAPITAL GOODS 2,901,141
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
10,000 (a) CACI International Inc 6 .375 06/15/33 10,316
35,000 (a),(c) Clean Harbors Inc 5 .750 10/15/33 35,306
50,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 51,243
20,000 (a) Science Applications International Corp 5 .875 11/01/33 20,006
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 116,871
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.7%
250,000 (a),(e) Asbury Automotive Group Inc 4 .625 11/15/29 242,619
100,000 (a),(e) Bath & Body Works Inc 6 .625 10/01/30 102,230
75,000 (a) LCM Investments Holdings II LLC 4 .875 05/01/29 73,481
50,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 46,020
500,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 417,500
35,000 (a) Park River Holdings Inc 8 .000 03/15/31 35,444
125,000 (a) Queen MergerCo Inc 6 .750 04/30/32 129,425
35,000 (a) Veritiv Operating Co 10 .500 11/30/30 37,563
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,084,282
CONSUMER DURABLES & APPAREL - 0.2%
125,000 (a) CD&R Smokey Buyer Inc 9 .500 10/15/29 97,760
20,000 (a) TopBuild Corp 5 .625 01/31/34 19,927
TOTAL CONSUMER DURABLES & APPAREL 117,687
CONSUMER SERVICES - 1.8%
180,000 (a),(e) Caesars Entertainment Inc 6 .000 10/15/32 177,293
200,000 (a) Flutter Treasury DAC 6 .375 04/29/29 206,524
50,000 (a) Light & Wonder International Inc 6 .250 10/01/33 50,085
215,000 (a) Motion Finco Sarl 8 .375 02/15/32 185,907
50,000 (a) Muvico LLC 15 .000 02/19/29 54,223

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 40,000 (a) NCL Corp Ltd 5 .875% 01/15/31 $ 39,998
150,000 (e) Service Corp International/US 5 .750 10/15/32 151,962
100,000 (a),(e) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 101,881
140,000 (a),(e) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 142,167
TOTAL CONSUMER SERVICES 1,110,040
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
200,000 (a),(e) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 204,540
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 204,540
ENERGY - 3.2%
250,000 (a),(e) Antero Midstream Partners LP / Antero Midstream Finance
Corp
6 .625 02/01/32 257,483
50,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 10/15/32 51,023
80,000 (a) Buckeye Partners LP 6 .750 02/01/30 83,092
30,000 (a) Chord Energy Corp 6 .000 10/01/30 29,791
150,000 (a) Chord Energy Corp 6 .750 03/15/33 151,978
90,000 (a),(e) Civitas Resources Inc 8 .375 07/01/28 93,290
30,000 (a) Civitas Resources Inc 8 .750 07/01/31 30,735
25,000 (a) CNX Resources Corp 7 .250 03/01/32 25,936
50,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 52,148
200,000 (a),(e) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 210,056
200,000 (a) Kinetik Holdings LP 6 .625 12/15/28 205,284
215,000 (a) Parkland Corp/Canada 4 .625 05/01/30 209,037
150,000 (a) Rockies Express Pipeline LLC 4 .800 05/15/30 146,448
100,000 (a) Sunoco LP 5 .875 03/15/34 99,134
100,000 (a) Sunoco LP 5 .625 03/31/31 99,262
20,000 (a) USA Compression Partners LP / USA Compression Finance
Corp
6 .250 10/01/33 20,077
140,000 (a),(e) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 144,385
70,000 (a) Venture Global LNG Inc 8 .125 06/01/28 72,455
40,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 42,106
TOTAL ENERGY 2,023,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
550,000 (e) GLP Capital LP / GLP Financing II Inc 4 .000 01/15/30 532,636
75,000 (a) Iron Mountain Inc 4 .500 02/15/31 71,589
40,000 (a) Millrose Properties Inc 6 .250 09/15/32 40,105
175,000 (e) MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 128,714
35,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 37,190
300,000 (a),(e) Prologis Targeted US Logistics Fund LP 5 .500 04/01/34 311,520
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,121,754
FINANCIAL SERVICES - 5.8%
250,000 (e),(h) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 261,674
300,000 (f),(h) American Express Co 3 .550 N/A 294,266
45,000 (a) Azorra Finance Ltd 7 .250 01/15/31 46,858
200,000 (e) Block Inc 6 .500 05/15/32 207,001
250,035 (a),(e) Compass Group Diversified Holdings LLC 5 .250 04/15/29 230,990
25,000 (a) CrossCountry Intermediate HoldCo LLC 6 .500 10/01/30 25,092
85,000 (a) Encore Capital Group Inc 6 .625 04/15/31 84,753
300,000 (a),(e) Encore Capital Group Inc 8 .500 05/15/30 318,584
215,000 (a),(e) FirstCash Inc 6 .875 03/01/32 222,226
75,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 78,611
200,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 200,883
200,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 202,712
475,000 (e) JPMorgan Chase & Co 5 .572 04/22/36 500,662
115,000 OneMain Finance Corp 6 .125 05/15/30 116,459
150,000 (a) PennyMac Financial Services Inc 4 .250 02/15/29 145,175
55,000 (a) Rocket Cos Inc 6 .375 08/01/33 56,766
100,000 (a),(e) Starwood Property Trust Inc 6 .500 07/01/30 103,434
200,000 (a),(f),(g) UBS Group AG 9 .250 N/A 220,303
165,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 168,737

Portfolio of Investments September 30, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 180,000 (a) WEX Inc 6 .500% 03/15/33 $ 183,831
TOTAL FINANCIAL SERVICES 3,669,017
FOOD, BEVERAGE & TOBACCO - 0.3%
100,000 (a) Darling Ingredients Inc 6 .000 06/15/30 100,956
75,000 (a),(e) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 72,743
TOTAL FOOD, BEVERAGE & TOBACCO 173,699
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
140,000 (a),(e) CHS/Community Health Systems Inc 10 .875 01/15/32 148,273
100,000 (a),(e) DaVita Inc 4 .625 06/01/30 95,839
50,000 (a) DaVita Inc 6 .875 09/01/32 51,652
90,000 (a) DaVita Inc 6 .750 07/15/33 92,808
30,000 (a) Global Medical Response Inc 7 .375 10/01/32 30,879
130,000 (a) IQVIA Inc 6 .250 06/01/32 133,658
190,000 (a),(e) Prime Healthcare Services Inc 9 .375 09/01/29 197,600
100,000 (a) Radiology Partners Inc 8 .500 07/15/32 103,484
TOTAL HEALTH CARE EQUIPMENT & SERVICES 854,193
INSURANCE - 1.8%
100,000 (a) Acrisure LLC / Acrisure Finance Inc 7 .500 11/06/30 104,175
35,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 36,039
250,000 (a),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 255,608
200,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 209,278
165,000 (a),(e) Panther Escrow Issuer LLC 7 .125 06/01/31 171,619
30,000 (a) Ryan Specialty LLC 5 .875 08/01/32 30,336
300,000 (a),(b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7 .812 01/05/27 307,290
TOTAL INSURANCE 1,114,345
MATERIALS - 1.0%
240,000 (a),(e) EverArc Escrow Sarl 5 .000 10/30/29 234,902
10,000 (a),(c) Mineral Resources Ltd 7 .000 04/01/31 10,129
185,000 (a) Olin Corp 6 .625 04/01/33 185,954
85,000 (a) Qnity Electronics Inc 5 .750 08/15/32 85,648
25,000 (a) Qnity Electronics Inc 6 .250 08/15/33 25,530
60,000 (a) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 62,959
15,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 15,050
TOTAL MATERIALS 620,172
MEDIA & ENTERTAINMENT - 0.9%
50,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 49,944
175,000 (a) Gray Media Inc 4 .750 10/15/30 134,094
80,000 (a) Gray Media Inc 7 .250 08/15/33 79,276
60,000 (a) Sirius XM Radio LLC 4 .000 07/15/28 57,976
75,000 (a),(e) Univision Communications Inc 4 .500 05/01/29 70,742
200,000 (a) VZ Secured Financing BV 5 .000 01/15/32 180,944
TOTAL MEDIA & ENTERTAINMENT 572,976
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
200,000 (a),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 175,210
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 175,210
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
75,000 Kennedy-Wilson Inc 4 .750 03/01/29 71,660
325,000 (e) Kennedy-Wilson Inc 5 .000 03/01/31 302,319
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 373,979
SOFTWARE & SERVICES - 1.8%
500,000 (a),(e) Ahead DB Holdings LLC 6 .625 05/01/28 500,111
250,000 (a) CA Magnum Holdings 5 .375 10/31/26 248,905
30,000 (a) Fair Isaac Corp 6 .000 05/15/33 30,373
100,000 (a) Gen Digital Inc 6 .250 04/01/33 102,088
100,000 (a) Open Text Corp 3 .875 12/01/29 94,525
150,000 (a),(e) Rocket Software Inc 9 .000 11/28/28 154,623
TOTAL SOFTWARE & SERVICES 1,130,625

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.2%
$ 80,000 (a) Level 3 Financing Inc 6 .875% 06/30/33 $ 81,534
130,000 (a) Level 3 Financing Inc 7 .000 03/31/34 132,250
200,000 (a) Maya SAS/Paris France 7 .000 04/15/32 203,961
105,000 (a),(e) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 108,767
30,000 (a),(c) Windstream Services LLC 7 .500 10/15/33 29,992
200,000 (a) Zegona Finance PLC 8 .625 07/15/29 212,900
TOTAL TELECOMMUNICATION SERVICES 769,404
TRANSPORTATION - 0.3%
160,000 (a) Air Transport Services Group Inc 7 .250 03/15/32 168,485
TOTAL TRANSPORTATION 168,485
UTILITIES - 2.5%
200,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 207,748
60,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .375 04/01/26 59,395
100,000 (a),(e) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 93,064
450,000 (e) Interstate Power and Light Co 5 .600 06/29/35 467,522
200,000 (e) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .875 03/01/27 199,426
375,000 (a),(e) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 361,807
190,000 (a),(e) Talen Energy Supply LLC 8 .625 06/01/30 201,692
TOTAL UTILITIES 1,590,654
TOTAL CORPORATE BONDS
(Cost $25,218,422) 25,154,345
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 65.0% (46.9% of Total Investments) –
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .900 06/15/35 500,805
400,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4 .084 02/15/51 387,274
1,045,329 (e) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 3 .751 03/15/52 1,027,101
375,000 (a),(b) BX Trust 2023-DELC, Series 2023 DELC, (TSFR1M + 3.339%) 7 .489 05/15/38 378,742
250,000 (a),(b) Century Plaza Towers 2019-CPT, Series 2019 CPT 3 .097 11/13/39 206,803
425,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4 .109 04/10/48 387,165
600,000 (a) Citigroup Commercial Mortgage Trust 2016-P5, Series 2016 P5 3 .000 10/10/49 413,244
241,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3 .502 08/10/56 206,718
33,879 (a) Citigroup Global Markets Mortgage Securities VII Inc, Series
2003 1
6 .000 09/25/33 15,578
486,023 (a),(b) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5 .549 08/10/46 452,546
775,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .824 03/10/48 728,200
126,040 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 4 .490 08/10/48 124,826
540,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4 .647 10/10/48 511,453
108,000 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4 .679 10/10/48 104,178
400,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 3.100%)
7 .456 03/25/42 411,202
1,000,000 (a),(b),(e) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 4.650%)
9 .006 06/25/42 1,058,520
485,000 (a),(b) Connecticut Avenue Securities Trust 2022-R08, Series 2022
R08, (SOFR 30A + 3.600%)
7 .956 07/25/42 504,829
200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
8 .106 12/25/42 210,229
1,500,000 (a),(b),(e) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 3.350%)
7 .706 01/25/43 1,567,340
1,000,000 (a),(b),(e) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 3.550%)
7 .906 05/25/43 1,055,658
1,410,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 2.700%)
7 .056 07/25/43 1,458,388
710,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188 07/25/43 748,178
500,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7 .906 10/25/43 522,936
250,000 (a) CSMC 2014-USA OA LLC, Series 2014 USA 4 .373 09/15/37 171,187
86,717 CSMC Mortgage-Backed Trust 2006-7, Series 2006 7 6 .000 08/25/36 29,891

Portfolio of Investments September 30, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 200,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 6 .595% 06/10/37 $ 203,565
263,092 (e) Fannie Mae Pool, FN MA4600, Series 2022 2 3 .500 05/01/52 240,798
1,727,041 (e) Fannie Mae Pool, FN MA4438, Series 2021 1 2 .500 10/01/51 1,462,832
1,232,899 (e) Fannie Mae Pool, FN MA5164 5 .000 10/01/53 1,226,817
17,482 Fannie Mae Pool, FN 995018 5 .500 06/01/38 18,190
9,916 (e) Fannie Mae Pool, FN 882685 6 .000 06/01/36 10,241
6,371 Fannie Mae Pool, FN 878059 5 .500 03/01/36 6,629
386,112 (e) Fannie Mae Pool, FN MA4644, Series 2022 1 4 .000 05/01/52 364,862
466,360 (e) Fannie Mae Pool, FN MA4733 4 .500 09/01/52 454,496
1,138,743 (e) Fannie Mae Pool, FN MA5107 5 .500 08/01/53 1,149,960
321,323 (e) Fannie Mae Pool, FN MA4919 5 .500 02/01/53 325,448
147,877 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 149,637
857,024 (e) Fannie Mae Pool, FN MA5106 5 .000 08/01/53 853,238
9,281 Fannie Mae Pool, FN 828346 5 .000 07/01/35 9,493
396,408 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 400,293
827,237 (e) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 836,592
522,888 (e) Fannie Mae Pool, FN MA4783 4 .000 10/01/52 494,236
16,958 (e) Fannie Mae Pool, FN 766070 5 .500 02/01/34 17,102
2,524,759 (e) Fannie Mae Pool, FN MA4579 3 .000 04/01/52 2,224,157
584,619 (e) Fannie Mae Pool, FN BM5126 3 .500 01/01/48 546,908
167,514 (e) Fannie Mae Pool, FN BM5839 3 .500 11/01/47 157,837
4,052 (e) Fannie Mae Pool, FN 709700 5 .500 06/01/33 4,089
35,648 (b) Fannie Mae REMIC Trust 2002-W1, Series 2002 W1 4 .409 02/25/42 35,767
205,276 (b) Fannie Mae REMIC Trust 2003-W1, Series 2003 W1 2 .331 12/25/42 79,236
817,854 (e) Freddie Mac Gold Pool, FG G08528 3 .000 04/01/43 752,786
226,153 (e) Freddie Mac Gold Pool, FG G08566 3 .500 01/01/44 213,291
196,389 (e) Freddie Mac Gold Pool, FG G18497 3 .000 01/01/29 193,493
3,023 (e) Freddie Mac Gold Pool, FG C00676 6 .500 11/01/28 3,123
337,235 (e) Freddie Mac Gold Pool, FG Q40718 3 .500 05/01/46 315,893
503,143 (e) Freddie Mac Gold Pool, FG Q40841 3 .000 06/01/46 455,983
539,422 (e) Freddie Mac Gold Pool, FG G60138 3 .500 08/01/45 508,672
1,484,503 (e) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,270,377
342,757 (e) Freddie Mac Pool, FR RA7402 3 .500 05/01/52 314,921
150,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9 .106 02/25/42 156,365
420,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
8 .647 04/25/42 445,990
320,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022
HQA2, (SOFR30A + 4.000%)
8 .356 07/25/42 337,102
1,400,000 (a),(b),(e) Freddie Mac STACR REMIC Trust 2023-HQA1, Series 2023
HQA1, (SOFR30A + 3.500%)
7 .856 05/25/43 1,477,309
31,687 (e) Ginnie Mae I Pool, GN 631574 6 .000 07/15/34 33,517
51,862 (e) Ginnie Mae I Pool, GN 604567 5 .500 08/15/33 52,612
642,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.197%)
5 .348 07/15/31 498,674
30,857 (a),(b) GSMPS Mortgage Loan Trust 2001-2, Series 2001 2 7 .500 06/19/32 30,272
266,969 (a) GSMPS Mortgage Loan Trust 2003-3, Series 2003 3 7 .000 06/25/43 282,142
199,200 (a) GSMPS Mortgage Loan Trust 2005-RP1, Series 2005 RP1 8 .500 01/25/35 207,263
274,621 (a) GSMPS Mortgage Loan Trust 2005-RP2, Series 2005 RP2 7 .500 03/25/35 274,401
229,893 (a) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 7 .500 09/25/35 232,211
147,491 (a) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 8 .000 09/25/35 146,009
500,000 (a),(b) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 3 .041 12/10/41 457,423
250,000 (a) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 6 .074 12/10/34 256,906
81,426 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8 .000 10/25/30 76,059
430,000 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, Series 2018 AON
4 .767 07/05/31 195,880
176,189 JP Morgan Alternative Loan Trust 2006-S1, Series 2006 S1 6 .500 03/25/36 88,611
500,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2016-
JP4, Series 2016 JP4
3 .509 12/15/49 389,167
368,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4 .343 05/05/32 360,999

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 500,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3 .620% 01/16/37 $ 210,000
697,000 (b) JPMDB Commercial Mortgage Securities Trust 2016-C4, Series
2016 C4
3 .145 12/15/49 597,749
500,000 (a) JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3 .000 10/15/50 395,547
500,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6 .021 11/05/39 502,690
400,000 (a),(b) Manhattan West 2020-1MW Mortgage Trust, Series 2020 1MW 2 .413 09/10/39 374,680
206,433 MASTR Alternative Loan Trust 2004-1, Series 2004 1 7 .000 01/25/34 212,171
66,527 MASTR Alternative Loan Trust 2004-5, Series 2004 5 7 .000 06/25/34 68,441
76,683 MASTR Asset Securitization Trust 2003-11, Series 2003 11 5 .250 12/25/33 77,749
250,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025 A,
(TSFR1M + 1.500%)
5 .650 09/15/40 250,355
500,000 (b) Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
Series 2016 C28
4 .751 01/15/49 454,887
17,942 Morgan Stanley Mortgage Loan Trust 2006-2, Series 2006 2 5 .750 02/25/36 16,906
325,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 1.896%)
6 .056 03/15/39 325,034
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6 .980 07/15/36 796,371
196,278 (a),(b) New Residential Mortgage Loan Trust 2014-1, Series 2014 1A 5 .897 01/25/54 188,624
313,721 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5 .279 08/25/55 312,264
500,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 1.991%) 6 .141 08/15/29 503,043
135,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2 .851 07/15/41 117,116
250,000 (a),(b) VNDO Trust 2016-350P, Series 2016 350P 4 .033 01/10/35 247,504
4,981 (b) Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, Series 2004 RA3
5 .499 08/25/38 4,966
195,000 Wells Fargo Commercial Mortgage Trust 2016-C33, Series
2016 C33
3 .896 03/15/59 188,356
500,000 (b) Wells Fargo Commercial Mortgage Trust 2017-C38, Series
2017 C38
3 .903 07/15/50 456,482
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,371,965) 40,783,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1538831 SOVEREIGN DEBT - 2.4% (1.8% of Total Investments) 1538831
BAHRAIN - 0.4%
250,000 (a) Bahrain Government International Bond 7 .000 10/12/28 261,643
TOTAL BAHRAIN 261,643
BRAZIL - 0.4%
250,000 Brazilian Government International Bond 6 .000 10/20/33 256,000
TOTAL BRAZIL 256,000
KAZAKHSTAN - 0.4%
250,000 (a) Kazakhstan Government International Bond 5 .000 07/01/32 255,494
TOTAL KAZAKHSTAN 255,494
MEXICO - 0.4%
250,000 Mexico Government International Bond 5 .850 07/02/32 258,100
TOTAL MEXICO 258,100
TURKEY - 0.8%
250,000 Turkiye Government International Bond 5 .950 01/15/31 247,486
250,000 Turkiye Government International Bond 7 .250 05/29/32 260,108
TOTAL TURKEY 507,594
TOTAL SOVEREIGN DEBT
(Cost $1,515,171) 1,538,831

Portfolio of Investments September 30, 2025
(continued)
JMM

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
539838 VARIABLE RATE SENIOR LOAN INTERESTS - 0.9% (0.6% of Total Investments) 539838
CAPITAL GOODS - 0.3%
$ 206,218 (b) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .166% 07/27/28 $ 206,583
TOTAL CAPITAL GOODS 206,583
INSURANCE - 0.3%
158,605 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .666 09/19/31 158,340
TOTAL INSURANCE 158,340
MATERIALS - 0.3%
192,568 (b) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B,
(TSFR1M + 4.250%)
8 .513 03/29/29 174,915
TOTAL MATERIALS 174,915
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $556,675) 539,838
TOTAL LONG-TERM INVESTMENTS
(Cost $87,726,049) 84,607,135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.7%(2.7% of Total Investments)
2,350,000 REPURCHASE AGREEMENTS - 3.7% (2.7% of Total Investments) 2,350,000
2,350,000 (i) Fixed Income Clearing Corp 4 .150 10/01/25 2,350,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,350,000) 2,350,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,350,000) 2,350,000
TOTAL INVESTMENTS - 138.5%
(Cost $90,076,049) 86,957,135
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (41.1)%(j) (25,811,137)
OTHER ASSETS & LIABILITIES, NET -  2.6% 1,632,747
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 62,778,745
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $51,999,634 or 59.8% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $30,190,838 have been pledged as collateral for reverse repurchase agreements.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.6% of Total Investments.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
4.3% of Total Investments.
(i) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $2,350,271 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $2,397,076.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.7%.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 38 12/25 $ 4,135,707 $ 4,149,422 $ 13,715
U.S. Treasury Ultra 10-Year Note 65 12/25 7,406,758 7,480,078 73,320
U.S. Treasury Ultra Bond 45 12/25 5,261,579 5,402,813 141,234
Total $16,804,044 $17,032,313 $228,269
JMM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 16,590,321 $ – $ 16,590,321
Corporate Bonds – 25,154,345 – 25,154,345
Mortgage-Backed Securities – 40,783,800 – 40,783,800
Sovereign Debt – 1,538,831 – 1,538,831
Variable Rate Senior Loan Interests – 539,838 – 539,838
Short-Term Investments:
Repurchase Agreements – 2,350,000 – 2,350,000
Investments in Derivatives:
Futures Contracts* 228,269 – – 228,269
Total $ 228,269 $ 86,957,135 $ – $ 87,185,404
* Represents net unrealized appreciation (depreciation).